Cover	12 Months Ended
Mar. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--03-31
Entity File Number	001-42413
Entity Registrant Name	REAL MESSENGER CORPORATION
Entity Central Index Key	0001983324
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	695 Town Center Drive
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Costa Mesa
Entity Address, Country	CA
Entity Address, Postal Zip Code	92626
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,821,281
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Real Messenger Corporation (the “Company”) as of March 31, 2025 and 2024, the related consolidated statements of operations and comprehensive loss, shareholders’ equity (deficit) and cash flows for each of the three years in the period ended March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, based on our audits, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Class A ordinary shares, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	RMSG
Security Exchange Name	NASDAQ
Warrants to purchase Class A ordinary shares
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Ordinary Shares
Trading Symbol	RMSGW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	695 Town Centre Drive
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Costa Mesa
Entity Address, Country	CA
Entity Address, Postal Zip Code	92626
City Area Code	+1-657
Local Phone Number	408-8684
Contact Personnel Name	Mr. Kwai Hoi Ma (Thomas Ma)
Contact Personnel Email Address	IR@real.co